Convertible Notes	12 Months Ended
Sep. 30, 2012
Convertible Notes, 12 Secured Promissory Note, Note Conversions and Loss On Settlement Of Debt [Abstract]
Convertible Notes

Note 7 – Convertible Notes

At September 30, 2012 and 2011, convertible notes payable amounted to $1,895,378 and $934,567, respectively, net of discounts of $383,660 and $143,871, respectively. The notes bear interest at 6% - 12% per annum, and are convertible into common stock of the Company at $0.15 - $0.25 per share (as well as variable conversion rates as described below). The notes are due at various dates through May 2013 and are unsecured.
During the year ended September 30, 2012, holders of convertible debentures elected to convert $996,554 of their debt plus accrued interest into 38,170,195 shares of common stock.

Unsecured Convertible Notes:

Through September 30, 2012, the Company issued $732,500 of convertible debentures (of which $170,000 is outstanding at September 30, 2012) that are convertible into common stock of the Company at variable conversion rates that provide a fixed rate of return to the note-holder. Under the terms of the notes, however, the Company could be required to issue additional shares of common stock in the event of default. The Company applied the provisions of ASC Topic 815, “Derivatives and Hedging” and determined that the conversion option should be bifurcated from the notes and valued separately. This conversion option has been recorded as a derivative liability, is being amortized over the terms of the related notes, and is carried at fair value in the accompanying balance sheet. During the years ended September 30, 2012 and 2011, the change in fair value of this derivative liability amounted to $233,186 and $(120,849), respectively.

6% Convertible Redeemable Note:

On November 23, 2011 Sionix issued a 6% Convertible Redeemable Note in the principal amount $100,000 maturing on November 23, 2012. Sionix has an optional right of redemption prior to maturity upon a five day notice and payment of a 40% premium on the unpaid principal amount of the loan. Sionix paid fees of $15,000 in connection with the funding of this loan. In addition, the Company received a commitment in the form of a promissory note from the lender pursuant to which the lender will provide the Company with funding of up to an additional $300,000 at the Company's discretion beginning on June 1, 2012, at which time $100,000 will become available on each of June 1, 2012, July 1, 2012 and August 1, 2012 (the "Additional Financing"). In conjunction with obtaining the Additional Financing, the Company issued 500,000 shares of common stock to the lender (the "Lender's Shares"). If the Company fails to draw down all of the funds made available by the Additional Financing between June 1, 2012 and August 1, 2012, the lender will be entitled to keep the Lender's Shares. If the Company draws down all of the funds made available by the Additional Financing between June 1, 2012 and August 1, 2012, the lender will use the Lender's Shares toward the conversion of the outstanding principal amount on the 6% Convertible Redeemable Note into shares of the Company's common stock. The conversion price for each share of common stock will be equal to 70% of the lowest closing bid price of the common stock for a period of five trading days, but no lower than $0.001 per share.

Subsequent to the initial borrowing, Sionix borrowed an additional $400,000 in connection with the Additional Financing described above and, after conversions, the remaining balance at September 30, 2012 amounted to $102,765.

8% Convertible Debentures:

In April, 2012 the Company entered into an agreement with Ascendiant Capital Group, LLC ("Ascendiant") for the sale of $550,000 of unsecured Convertible Debentures (the “Primary Debentures”) to accredited investors (the “Debenture Holders”) which bear an interest rate of 8% and are due to be repaid 18 months from the closing date.  The Debenture Holders will receive guaranteed interest on the original principal amount for a twelve-month period, even if the Primary Debentures are repaid within that period.  As of June 30, 2012 Ascendiant placed $200,000 of the Primary Debentures.  Subsequent to June 30, 2012 the Company terminated the offering and the Primary Debentures were converted into common stock.

The Primary Debentures were convertible into the Company’s common stock during the forty-five days following the issue date at a floor price of $0.08, and from the issue date until September 28, 2012 at a conversion price of no more than $0.13, based on the average of the three lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion request. After this period the conversion price was to be 75% of the average of the three lowest closing bid prices for the common stock during the ten consecutive trading days immediately preceding the conversion request. The Company had the right to demand immediate conversion of the Primary Debentures or some part of them if, at any time prior to the maturity date, the Company’s common stock had, for any twenty consecutive trading-day period, reported a closing bid price of $0.40 per share or greater and reported daily trading volume of 300,000 shares or more.

At the time the Primary Debentures were issued, the Company issued a total of 2,700,000 warrants to the holders of the Primary Debentures, which can be exercised for a period of 3 years from the closing date at an exercise price of $0.10. To induce conversion, the Company issued an additional 2,300,000 warrants to the holders which can be exercised for a period of 5 years after the date issued at an exercise price of $0.08 per share. Using the Black-Scholes method, the initial warrants were valued at $93,731, and the subsequent warrants were valued at $63,391. The initial warrants were recorded as a debt discount and were amortized through the date of conversion using the effective interest method. The subsequent warrants were recorded as a loss on settlement of debt. The following weighted-average assumptions were used in the Black-Scholes calculation.

●	risk free rate of return of 0.66% - 1.030%;

●	volatility of 170% - 174%

●	dividend yield of 0%; and

●	expected term of 3 - 5 years.

The Company has agreed to register the common stock into which the Primary Debentures may be converted, any shares of common stock that may be issued as payment of principal or interest, the common stock underlying the warrants and any additional shares of common stock that may be issued in connection with any anti-dilution provisions included in the Primary Debentures as well as any shares of common stock that may be issued as a result of any stock split, dividend or other distribution. The Company agreed to file the registration statement within 30 days of the closing date.

At the closing of the sale of the Primary Debentures, the Company paid a cash placement fee to the placement agent of 10% of the gross proceeds of the Primary Debentures, and 10% warrant coverage on the same terms as the warrants issued to the Debenture Holders.

10% Convertible Debentures:

On September 29, 2012 the Company entered into a securities purchase agreement dated September 25, 2012 with several accredited investors (“Holders”) for the purchase and sale of $1,025,000 of its convertible notes (“Notes”) and warrants.    The Notes bear interest at the rate of 10% per annum beginning as of September 25, 2012, and mature on June 25, 2013.  On the closing date, the Company paid and the Holders received nine months of pre-paid interest on the original principal amount of the Notes (based on the agreed nine-month term of the Notes).

The Notes are convertible at any time at the option of the Holders into the Company’s common stock at a conversion price based on 80% of the average of the three lowest closing prices for the common stock during the ten consecutive trading days immediately preceding the conversion request, however the conversion price may not exceed $0.04, and may not be lower than $0.02 per share.  The Notes may be redeemed by the Company at any time prior to maturity with ten days’ prior notice to the Holders, and payment of a premium of 25% on the unpaid principal amount of the Notes.  In addition the Notes and related securities purchase agreement contain representations, warranties and covenants that are customary for financings of this type.

The Company issued warrants to the Holders for the purchase of up to 23,125,000 shares of Company common stock, pro rata in proportion to the amount invested, which can be exercised for a period of five years from the closing date, with a fixed exercise price of $0.08 per share.

The Company agreed to register the common stock into which the Notes may be converted, any shares of common stock that may be issued as payment of principal or interest, and the common stock underlying the warrants, as well as any shares of common stock that may be issued as a result of any stock split, dividend or other distribution. The Company agreed to file an initial registration statement within 30 days of the date of the registration rights agreement.  If the Company fails to file a registration statement within this 30 day period, or to have it declared effective within 90 days after the date of the registration rights agreement, or to maintain its effectiveness (in addition to other events described in the full text of the registration rights agreement), the Company will be obligated to pay the investors liquidated damages equal to 2% of the principal amount of the Notes per month until the event is cured, for up to one year, and 1% per month thereafter if the event continues uncured

The offering was made with the services of a placement agent.  At the closing of the sale and issuance of the Notes, the Company paid a cash fee to the placement agent in the amount of $87,535 or 8.54% of the gross proceeds of the offering.

The Company agreed not to use the proceeds of the financing for redemption of common stock, settlement of litigation, or investments in certain other securities, and the proceeds will generally be applied toward working capital and operating expenses of the Company.